Investments in associates (Details)	12 Months Ended
Dec. 31, 2018
BNP Paribas Cardif Life Insurance
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2018
Ownership at beginning of period	14.99%
Ownership at ending of period	14.99%
Daewontos Co., Ltd.
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	36.33%
Ownership at ending of period	36.33%
Neoplux Technology Valuation Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2018
Ownership at beginning of period	33.33%
Ownership at ending of period	33.33%
JAEYOUNG SOLUTEC CO., LTD.
Investments in associates [Line Items]
Country	Korea
Ownership at beginning of period	9.61%
Partners 4th Growth Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2018
Ownership at beginning of period	25.00%
Ownership at ending of period	25.00%
Songrim Partners
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2018
Ownership at beginning of period	35.34%
Ownership at ending of period	35.34%
KTB Newlake Global Healthcare PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2018
Ownership at beginning of period	30.00%
Ownership at ending of period	30.00%
JAEYANG INDUSTRY
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	25.90%
Ownership at ending of period	25.90%
Chungyoung INC
Investments in associates [Line Items]
Country	Korea
Ownership at beginning of period	18.94%
DAEKWANG SEMICONDUCTOR CO., LTD.
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2018
Ownership at beginning of period	20.94%
Ownership at ending of period	20.94%
Shinhan-Neoplux Energy Newbiz Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2018
Ownership at beginning of period	23.33%
Ownership at ending of period	23.33%
Shinhan-Albatross Tech Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	50.00%
Ownership at ending of period	50.00%
Asia Pacific No.39 Ship Investment Co., Ltd.
Investments in associates [Line Items]
Country	Korea
Ownership at beginning of period	50.00%
KCLAVIS Meister Fund No.17
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	26.09%
Ownership at ending of period	26.09%
SG No.9 Corporate Recovery Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	26.49%
Ownership at ending of period	26.49%
Plutus-SG Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	26.67%
Ownership at ending of period	26.67%
SG ARGES Private Equity Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	24.06%
Ownership at ending of period	24.06%
OST Progress- 2 Fund
Investments in associates [Line Items]
Country	Korea
Ownership at beginning of period	27.62%
Eum Private Equity Fund No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	20.76%
Ownership at ending of period	20.76%
Richmond Private Yong in Retail Facility Real Estate Fund No.1
Investments in associates [Line Items]
Country	Korea
Ownership at beginning of period	41.80%
KTB Confidence Private Placement
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	30.29%
Ownership at ending of period	30.29%
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	23.89%
Ownership at ending of period	23.89%
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	20.16%
Ownership at ending of period	20.16%
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18
Investments in associates [Line Items]
Country	Korea
Ownership at beginning of period	22.86%
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	20.00%
Ownership at ending of period	20.00%
Platform Partners brick save Private Investment trust
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	98.77%
Ownership at ending of period	98.77%
Synergy-Shinhan Mezzanine New Technology Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	47.62%
Ownership at ending of period	47.62%
The Asia Pacific Capital Fund II L.P.
Investments in associates [Line Items]
Country	Cayman Islands
Reporting date	Dec. 31, 2018
Ownership at beginning of period	25.18%
Ownership at ending of period	25.18%
Shinhan Praxis K-Growth Global Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	18.87%
Ownership at ending of period	18.87%
Credian Healthcare Private Equity Fund II
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	34.07%
Ownership at ending of period	34.07%
Kiwoom Milestone Professional Private Real Estate Trust 19
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	50.00%
Ownership at ending of period	50.00%
AIP EUROGREEN Private Real Estate Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	21.28%
Ownership at ending of period	21.28%
Brain Professional Private Trust No.4
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	27.49%
Ownership at ending of period	27.50%
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	44.84%
Ownership at ending of period	44.84%
Brain KS Qualified Privately Placed Fund No.6
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	50.00%
Ownership at ending of period	50.00%
M360 CRE Income Fund
Investments in associates [Line Items]
Country	U.S.A
Ownership at beginning of period	57.87%
Shinhan Global Healthcare Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	4.41%
Ownership at ending of period	4.41%
JB Power TL Investment Type Private Placement Special Asset Fund 7
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	33.33%
Ownership at ending of period	33.33%
IBK AONE convertible 1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	47.25%
Ownership at ending of period	47.25%
Rico synergy collabo Multi-Mezzanine 3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	50.00%
Ownership at ending of period	50.03%
KB NA Hickory Private Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	37.50%
Ownership at ending of period	37.50%
GB Professional Private Investment Trust 6
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	94.51%
Ownership at ending of period	94.51%
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	48.49%
Ownership at ending of period	44.02%
SHBNPP Private Korea Equity Long-Short Professional Feeder
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	9.85%
Ownership at ending of period	21.52%
Shinhan-Stonebridge Petro PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	1.82%
Ownership at ending of period	1.82%
BNP Paribas Cardif General Insurance
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2018
Ownership at beginning of period	10.00%
Ownership at ending of period	10.00%
Axis Global Growth New Technology Investment Association
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	31.85%
Ownership at ending of period	31.85%
Polaris No7 Start up and Venture Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	28.57%
Ownership at ending of period	28.57%
Hermes Private Investment Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at beginning of period	29.17%
Ownership at ending of period	29.17%
Shinhan AIM FoF Fund 1a
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at ending of period	24.91%
Daishin Heim Qualified Investor Private Investment Trust No.1808
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at ending of period	34.48%
Heungkuk High Class Professional Trust Private Fund 37
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at ending of period	50.00%
IGIS Global Credit Fund 150-1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at ending of period	25.11%
GX SHINHAN INTERVEST 1st Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at ending of period	25.27%
Soo Commerce Platform Growth Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at ending of period	24.62%
Partner One Value up I Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at ending of period	27.91%
Genesis No.1 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at ending of period	22.80%
GMB ICT New Technology Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at ending of period	26.75%
Soo Delivery Platform Growth Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at ending of period	30.00%
Genesis North America Power Company No.1 PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at ending of period	39.92%
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2018
Ownership at ending of period	23.33%